Pension plan obligations (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2025	R$ 256,213
Payment of benefits expected in 2026	236,985
Payment of benefits expected in 2027	221,642
Payment of benefits expected in 2028	206,567
Payment of benefits expected in 2029 or after	1,809,783
Payment of benefits expected	2,731,190
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2025	225,953
Payment of benefits expected in 2026	191,192
Payment of benefits expected in 2027	177,661
Payment of benefits expected in 2028	164,661
Payment of benefits expected in 2029 or after	1,281,180
Payment of benefits expected	R$ 2,040,647